SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Machinery and equipment, at cost	$ 11,800	$ 9,900	$ 9,900
Accumulated depreciation	(5,721)	(4,620)	(1,937)
Property and equipment, net	$ 6,079	$ 5,280	$ 7,963